Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Australia: 3.2%
26,554	AGL Energy Ltd.	$366,501	0 .2
230,955	Aurizon Holdings Ltd.	903,688	0 .4
40,290	BHP Group Ltd.	1,038,882	0 .5
70,315	Coca-Cola Amatil Ltd.	541,481	0 .3
48,808	Crown Resorts Ltd.	426,835	0 .2
3,304	Macquarie Group Ltd.	308,741	0 .1
33,590	Newcrest Mining Ltd.	699,500	0 .3
24,194	Rio Tinto Ltd.	1,586,203	0 .8
12,710	Sonic Healthcare Ltd.	259,236	0 .1
86,165	Sydney Airport	535,682	0 .3
		6,666,749	3 .2

	Belgium: 0.3%
8,046 (1)	UCB S.A.	651,858	0 .3

	Canada: 4.6%
12,318	Bank of Nova Scotia	694,957	0 .3
25,242	BCE, Inc.	1,215,067	0 .6
15,038	Canadian Imperial Bank of Commerce - XTSE	1,307,150	0 .6
25,292	CI Financial Corp.	398,335	0 .2
16,232	Empire Co. Ltd.	434,670	0 .2
22,078	Great-West Lifeco, Inc.	555,981	0 .3
5,988	iA Financial Corp., Inc.	306,545	0 .1
5,203	Kirkland Lake Gold Ltd.	218,531	0 .1
20,598	National Bank Of Canada	1,103,326	0 .5
19,481	Open Text Corp.	848,141	0 .4
5,865	Rogers Communications, Inc.	284,441	0 .1
30,770	TELUS Corp.	1,161,722	0 .6
13,670	Waste Connections, Inc.	1,237,819	0 .6
		9,766,685	4 .6

	China: 0.4%
262,500	BOC Hong Kong Holdings Ltd.	891,733	0 .4

	Denmark: 1.2%
5,128 (1)	Carlsberg A/S	737,730	0 .3
5,611 (1)	H Lundbeck A/S	214,959	0 .1
28,436 (1)	Novo Nordisk A/S	1,598,449	0 .8
		2,551,138	1 .2

	Finland: 0.8%
6,178 (1)	Neste OYJ	208,835	0 .1
6,891 (1)	Orion Oyj	299,902	0 .2
26,766 (1)	Sampo OYJ	1,082,307	0 .5
		1,591,044	0 .8

	France: 2.1%
17,141 (1)	Alstom SA	747,496	0 .4
12,538 (1)	Edenred	622,413	0 .3
3,350 (1)	Eiffage SA	365,661	0 .2
26,566 (1)	Getlink SE	448,078	0 .2
67,507 (1)	Orange SA	1,115,413	0 .5
21,003 (1)	Societe Generale	660,042	0 .3
3,511 (1)	Sodexo SA	409,277	0 .2
		4,368,380	2 .1

	Germany: 1.1%
1,900 (1)	Allianz SE	454,418	0 .2
16,881 (1)	Deutsche Lufthansa AG	320,282	0 .1
30,941 (1)	Deutsche Post AG	1,153,510	0 .6
132,066 (1)	Telefonica Deutschland Holding AG	403,207	0 .2
		2,331,417	1 .1

	Guernsey: 0.5%
16,247	Amdocs Ltd.	1,125,917	0 .5

	Hong Kong: 1.1%
126,000	CK Hutchison Holdings Ltd.	1,144,288	0 .6
252,000	HKT Trust / HKT Ltd.	369,574	0 .2
4,800	Jardine Matheson Holdings Ltd.	269,827	0 .1
62,500	Power Assets Holdings Ltd.	434,513	0 .2
		2,218,202	1 .1

	Israel: 0.3%
84,883	Bank Leumi Le-Israel BM	615,180	0 .3

	Italy: 0.9%
61,015 (1),(2)	Poste Italiane SpA	711,261	0 .4
220,070 (1)	Snam SpA	1,093,391	0 .5
		1,804,652	0 .9

	Japan: 8.2%
25,000	ANA Holdings, Inc.	851,777	0 .4
45,700	Canon, Inc.	1,265,963	0 .6
4,300	Central Japan Railway Co.	868,955	0 .4
24,600	Fuji Film Holdings Corp.	1,163,219	0 .6
900	Hikari Tsushin, Inc.	210,047	0 .1
34,506	Japan Airlines Co. Ltd.	1,072,652	0 .5
13,800	Kamigumi Co., Ltd.	306,110	0 .2
9,300	Konami Holdings Corp.	409,725	0 .2
4,200	Kyocera Corp.	286,158	0 .1
12,500	Kyushu Railway Co.	425,908	0 .2
9,916	Medipal Holdings Corp.	212,914	0 .1
5,800	MEIJI Holdings Co., Ltd.	394,463	0 .2
10,629	Mitsubishi Corp.	278,601	0 .1
31,700	MS&AD Insurance Group Holdings, Inc.	1,026,201	0 .5
8,900	Nippon Electric Glass Co., Ltd.	188,859	0 .1
16,700	Nippon Telegraph & Telephone Corp.	843,669	0 .4
7,800	NTT DoCoMo, Inc.	214,160	0 .1
54,500	ORIX Corp.	893,371	0 .4
7,700	Sankyo Co., Ltd.	260,569	0 .1
39,100	Seiko Epson Corp.	595,748	0 .3
57,800	Sekisui House Ltd.	1,250,022	0 .6
27,700	Softbank Corp.	376,284	0 .2
75,906	Sumitomo Corp.	1,144,867	0 .5
11,200	Sumitomo Mitsui Financial Group, Inc.	410,103	0 .2
14,800	Sundrug Co., Ltd.	520,242	0 .3
5,200	Suzuken Co., Ltd.	227,569	0 .1
237	United Urban Investment Corp.	461,351	0 .2

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
12,500	West Japan Railway Co.	$1,101,389	0 .5
		17,260,896	8 .2

	Netherlands: 3.0%
30,938 (1),(2)	ABN AMRO Bank NV	527,282	0 .3
79,703 (1)	ING Groep NV	916,565	0 .4
68,175 (1)	Koninklijke KPN NV	209,967	0 .1
28,018 (1)	NN Group NV	1,074,728	0 .5
72,346	Royal Dutch Shell PLC - Class A	2,072,539	1 .0
25,821 (1)	Unilever NV	1,536,161	0 .7
		6,337,242	3 .0

	New Zealand: 0.1%
82,231	Spark New Zealand Ltd.	239,712	0 .1

	Norway: 0.7%
37,472 (1)	Mowi ASA	929,307	0 .4
39,363 (1)	Orkla ASA	380,954	0 .2
14,693 (1)	Telenor ASA	268,259	0 .1
		1,578,520	0 .7

	Singapore: 0.8%
226,600	ComfortDelgro Corp., Ltd.	389,623	0 .2
63,700	SATS Ltd.	231,919	0 .1
73,500	Singapore Exchange Ltd.	475,511	0 .2
102,600	Singapore Technologies Engineering Ltd.	309,946	0 .2
289,200	Yangzijiang Shipbuilding Holdings Ltd.	217,758	0 .1
		1,624,757	0 .8

	Spain: 2.0%
3,536 (1),(2)	Aena SME SA	648,830	0 .3
16,961 (1)	Amadeus IT Group SA	1,349,496	0 .7
28,367 (1)	Enagas	706,192	0 .3
40,434	Ferrovial SA - FERE	1,199,689	0 .6
38,158 (1)	Telefonica S.A.	291,834	0 .1
		4,196,041	2 .0

	Switzerland: 2.5%
14,126	Nestle SA	1,466,912	0 .7
7,540	Roche Holding AG	2,324,529	1 .1
4,050	Zurich Insurance Group AG	1,589,444	0 .7
		5,380,885	2 .5

	United Kingdom: 4.9%
76,850 (2)	Auto Trader Group PLC	558,200	0 .3
113,412	Aviva PLC	591,527	0 .3
168,427	Barclays PLC	372,260	0 .2
68,148	Barratt Developments PLC	587,514	0 .3
258,350	BT Group PLC	639,605	0 .3
38,179	Compass Group PLC	935,472	0 .4
142,336	Direct Line Insurance Group PLC	561,890	0 .3
82,968	Evraz PLC	397,322	0 .2
74,906	GlaxoSmithKline PLC	1,701,821	0 .8
355,906	Legal & General Group PLC	1,291,568	0 .6
180,562	Marks & Spencer Group PLC	453,592	0 .2
42,932	Persimmon PLC	1,419,676	0 .7
109,561	Royal Bank of Scotland Group PLC	320,407	0 .1
272,272	Vodafone Group PLC	539,150	0 .2
		10,370,004	4 .9

	United States: 59.5%
22,518	AbbVie, Inc.	1,975,504	0 .9
3,149	Accenture PLC	633,453	0 .3
25,579	Aflac, Inc.	1,402,752	0 .7
6,855	Air Products & Chemicals, Inc.	1,620,042	0 .8
5,081	Allison Transmission Holdings, Inc.	245,920	0 .1
7,831	Allstate Corp.	871,982	0 .4
36,295	Altria Group, Inc.	1,803,861	0 .9
11,982	Ameren Corp.	890,622	0 .4
6,324	Amgen, Inc.	1,484,369	0 .7
86,213	Annaly Capital Management, Inc.	804,367	0 .4
35,125	Apple Hospitality REIT, Inc.	571,132	0 .3
61,202	AT&T, Inc.	2,287,731	1 .1
4,752	Avnet, Inc.	193,169	0 .1
23,760	Bank of America Corp.	791,683	0 .4
42,343	BGC Partners, Inc.	245,589	0 .1
15,824	Booz Allen Hamilton Holding Corp.	1,151,354	0 .5
9,555	Brinker International, Inc.	428,064	0 .2
29,902	Bristol-Myers Squibb Co.	1,702,620	0 .8
9,216	Broadridge Financial Solutions, Inc. ADR	1,140,111	0 .5
2,064	Camden Property Trust	230,239	0 .1
1,390	Carlisle Cos., Inc.	216,812	0 .1
19,620	CDK Global, Inc.	1,050,651	0 .5
2,716	CDW Corp.	366,796	0 .2
1,294	Chemed Corp.	556,446	0 .3
16,366	Chevron Corp.	1,916,950	0 .9
22,384	Chimera Investment Corp.	455,962	0 .2
17,359	Cinemark Holdings, Inc.	587,949	0 .3
43,484	Cisco Systems, Inc.	1,970,260	0 .9
2,996	Citigroup, Inc.	225,060	0 .1
11,533	Citrix Systems, Inc.	1,301,038	0 .6
18,144	CMS Energy Corp.	1,112,227	0 .5
3,818	Columbia Sportswear Co.	353,165	0 .2
9,928	Comerica, Inc.	699,030	0 .3
16,691	CoreCivic, Inc.	252,869	0 .1
3,479	CSX Corp.	248,888	0 .1
9,738	Darden Restaurants, Inc.	1,153,369	0 .5
6,686	DTE Energy Co.	835,349	0 .4
7,776	Eaton Corp. PLC	719,280	0 .3
13,802	Eli Lilly & Co.	1,619,665	0 .8
3,331	Encompass Health Corp.	235,535	0 .1
73,057	Equitrans Midstream Corp.	728,378	0 .3
1,267	Everest Re Group Ltd.	343,686	0 .2
15,812	Evergy, Inc.	1,000,425	0 .5

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,024	Exelon Corp.	$267,466	0 .1
9,156	Expedia Group, Inc.	930,799	0 .4
5,704	Exxon Mobil Corp.	388,614	0 .2
1,524	Federal Realty Investment Trust	201,275	0 .1
8,456	Fidelity National Financial, Inc.	402,759	0 .2
17,415	Flir Systems, Inc.	932,747	0 .4
13,273	Flowers Foods, Inc.	285,768	0 .1
22,219	Gaming and Leisure Properties, Inc.	937,642	0 .4
23,931	General Mills, Inc.	1,276,001	0 .6
8,469	General Motors Co.	304,884	0 .1
10,679	Genuine Parts Co.	1,114,567	0 .5
15,320	Geo Group, Inc./The	212,335	0 .1
20,128	Hartford Financial Services Group, Inc.	1,245,118	0 .6
2,784	HCA Healthcare, Inc.	386,029	0 .2
8,807	Hershey Co.	1,304,845	0 .6
63,479	Hewlett Packard Enterprise Co.	1,004,873	0 .5
10,151	Honeywell International, Inc.	1,812,461	0 .9
33,690	Intel Corp.	1,955,704	0 .9
12,399	International Business Machines Corp.	1,667,046	0 .8
4,526	Intuit, Inc.	1,171,736	0 .6
9,910	j2 Global, Inc.	961,468	0 .5
24,013	Jabil, Inc.	932,665	0 .4
20,995	Johnson & Johnson	2,886,603	1 .4
14,452	JPMorgan Chase & Co.	1,904,196	0 .9
38,075	Juniper Networks, Inc.	954,159	0 .5
8,130	Kimberly-Clark Corp.	1,108,444	0 .5
11,172	Kohl's Corp.	525,196	0 .2
6,313	L3Harris Technologies, Inc.	1,269,481	0 .6
4,152	Lamar Advertising Co.	346,401	0 .2
13,528	Leidos Holdings, Inc.	1,228,884	0 .6
1,930	Life Storage, Inc.	211,374	0 .1
12,652	LogMeIn, Inc.	986,603	0 .5
19,608	Maxim Integrated Products	1,111,185	0 .5
7,613	MAXIMUS, Inc.	568,310	0 .3
6,810	McDonald's Corp.	1,324,409	0 .6
26,014	Merck & Co., Inc.	2,267,901	1 .1
51,879	MFA Financial, Inc.	397,393	0 .2
17,880	MGIC Investment Corp.	257,651	0 .1
43,308	Microsoft Corp.	6,555,965	3 .1
2,360	Motorola Solutions, Inc.	394,828	0 .2
15,040	New Residential Investment Corp.	233,120	0 .1
9,022	Nielsen Holdings PLC	176,380	0 .1
2,024	Norfolk Southern Corp.	391,644	0 .2
10,805	OGE Energy Corp.	454,458	0 .2
39,142	Old Republic International Corp.	883,044	0 .4
14,974	Omnicom Group	1,190,134	0 .6
15,557	Oneok, Inc.	1,105,325	0 .5
33,558	Oracle Corp.	1,883,946	0 .9
7,203	Outfront Media, Inc.	179,931	0 .1
15,166	Paychex, Inc.	1,306,096	0 .6
14,975	PepsiCo, Inc.	2,034,054	1 .0
53,719	Pfizer, Inc.	2,069,256	1 .0
23,150	Philip Morris International, Inc.	1,919,830	0 .9
11,982	Phillips 66	1,374,575	0 .7
4,652	Pinnacle West Capital Corp.	406,538	0 .2
44,390	Plains GP Holdings L.P.	775,493	0 .4
9,625	Popular, Inc.	532,359	0 .3
18,166	Procter & Gamble Co.	2,217,342	1 .1
4,387	Public Storage, Inc.	924,253	0 .4
12,399	Quest Diagnostics, Inc.	1,321,113	0 .6
14,430	Republic Services, Inc.	1,279,220	0 .6
34,410	Retail Properties of America, Inc.	489,654	0 .2
610	Roper Technologies, Inc.	219,826	0 .1
8,712	Royal Gold, Inc.	1,021,656	0 .5
32,667	Sabre Corp.	732,721	0 .3
19,058	Service Corp. International	838,933	0 .4
5,992	Simon Property Group, Inc.	906,050	0 .4
9,855	Sonoco Products Co.	596,523	0 .3
23,222	Southern Co.	1,439,532	0 .7
14,674	Starbucks Corp.	1,253,600	0 .6
24,516	Tanger Factory Outlet Centers, Inc.	373,134	0 .2
7,071	Target Corp.	883,946	0 .4
13,322	Texas Instruments, Inc.	1,601,438	0 .8
47,066	Two Harbors Investment Corp.	684,340	0 .3
16,335	Tyson Foods, Inc.	1,468,353	0 .7
21,549	Walgreens Boots Alliance, Inc.	1,284,320	0 .6
12,614	Waste Management, Inc.	1,424,247	0 .7
33,873	Wells Fargo & Co.	1,844,724	0 .9
56,528	Western Union Co.	1,519,473	0 .7
16,381	Xerox Holdings Corp.	637,712	0 .3
11,538	Yum! Brands, Inc.	1,161,530	0 .5
5,408	Zions Bancorp NA	269,210	0 .1
		125,729,172	59 .5

	Total Common Stock (Cost $195,124,644)	207,300,184	98 .2

EXCHANGE-TRADED FUNDS: 0.5%
5,131	iShares MSCI EAFE ETF	349,832	0 .2
2,311	SPDR S&P 500 ETF Trust	726,370	0 .3

	Total Exchange-Traded Funds (Cost $1,018,824)	1,076,202	0 .5

	Total Long-Term Investments (Cost $196,143,468)	208,376,386	98 .7

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,446,000 (3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530% (Cost $1,446,000)	$1,446,000	0.7

	Total Short-Term Investments (Cost $1,446,000)	1,446,000	0.7

	Total Investments in Securities (Cost $197,589,468)	$209,822,386	99.4
	Assets in Excess of Other Liabilities	1,307,886	0.6
	Net Assets	$211,130,272	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	20.2%
Financials	15.9
Industrials	11.7
Health Care	11.4
Consumer Staples	10.2
Consumer Discretionary	7.7
Communication Services	6.3
Utilities	4.3
Energy	4.1
Materials	3.4
Real Estate	3.0
Exchange-Traded Funds	0.5
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,666,749	$–	$6,666,749
Belgium	–	651,858	–	651,858
Canada	9,766,685	–	–	9,766,685
China	–	891,733	–	891,733
Denmark	2,551,138	–	–	2,551,138
Finland	1,591,044	–	–	1,591,044
France	409,277	3,959,103	–	4,368,380

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Germany	$723,489	$1,607,928	$–	$2,331,417
Guernsey	1,125,917	–	–	1,125,917
Hong Kong	–	2,218,202	–	2,218,202
Israel	–	615,180	–	615,180
Italy	–	1,804,652	–	1,804,652
Japan	461,351	16,799,545	–	17,260,896
Netherlands	–	6,337,242	–	6,337,242
New Zealand	–	239,712	–	239,712
Norway	–	1,578,520	–	1,578,520
Singapore	–	1,624,757	–	1,624,757
Spain	–	4,196,041	–	4,196,041
Switzerland	–	5,380,885	–	5,380,885
United Kingdom	–	10,370,004	–	10,370,004
United States	125,729,172	–	–	125,729,172
Total Common Stock	142,358,073	64,942,111	–	207,300,184
Exchange-Traded Funds	1,076,202	–	–	1,076,202
Short-Term Investments	1,446,000	–	–	1,446,000
Total Investments, at fair value	$144,880,275	$64,942,111	$–	$209,822,386
Other Financial Instruments+
Forward Foreign Currency Contracts	–	448,659	–	448,659
Total Assets	$144,880,275	$65,390,770	$–	$210,271,045
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(687,066)	$–	$(687,066)
Written Options	–	(1,415,154)	–	(1,415,154)
Total Liabilities	$–	$(2,102,220)	$–	$(2,102,220)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2019, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,248,634	CHF 5,200,000	Brown Brothers Harriman & Co.	12/23/19	$37,072
USD 11,589,720	GBP 9,400,000	Brown Brothers Harriman & Co.	12/23/19	(578,885)
USD 8,270,391	CAD 11,000,000	Brown Brothers Harriman & Co.	12/23/19	(12,867)
USD 6,510,135	AUD 9,700,000	Brown Brothers Harriman & Co.	12/23/19	(54,832)
USD 17,350,951	JPY 1,850,000,000	Brown Brothers Harriman & Co.	12/23/19	411,587
USD 18,280,020	EUR 16,600,000	Brown Brothers Harriman & Co.	12/23/19	(40,482)
				$(238,407)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

At November 30, 2019, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas	Call	12/06/19	EUR	3,660 .930	2,869	EUR	10,625,571	$112,352	$(176,498)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	12/06/19	GBP	7,397 .710	1,379	GBP	10,130,865	111,424	(53,588)
Nikkei 225 Index	UBS AG	Call	12/20/19	JPY	23,625 .790	58,054	JPY	1,352,304,651	153,547	(74,979)
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	12/06/19	USD	3,052 .780	3,441	USD	10,808,112	94,437	(313,679)
S&P 500® Index	UBS AG	Call	12/20/19	USD	3,124 .010	7,307	USD	22,951,141	211,321	(308,065)
S&P 500® Index	Barclays Bank PLC	Call	01/03/20	USD	3,141 .390	11,317	USD	35,546,471	313,625	(488,345)
									$996,706	$(1,415,154)

Currency Abbreviations

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $196,591,047.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,263,226
Gross Unrealized Depreciation	(6,632,278)
Net Unrealized Appreciation	$11,630,948